Equity accounted investments - summary of financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Current Assets	$ 25,820	$ 24,859
Noncurrent Assets	83,911	79,133	$ 81,588
Current Liabilities	(19,017)	(16,744)
Noncurrent Liabilities	(52,198)	(52,633)
Net asests, equity method investments	2,551	2,245	824
Revenue	61,187	45,873	59,642
Income / (loss) before tax	13,420	(178)	55
Net income/ (loss)	188	(119)	(29)
Capital expenditures	$ 10,755	12,191	$ 15,518
Lundin Petroleum AB [Member]
Disclosure of associates [line items]
Ownership	20.10%
Current Assets	$ 101	69
Noncurrent Assets	2,920	3,069
Current Liabilities	(62)	(70)
Noncurrent Liabilities	(1,834)	(1,947)
Net asests, equity method investments	1,125	1,121
Revenue	376	135
Income / (loss) before tax	226	(83)
Net income/ (loss)	126	(78)
Capital expenditures	250	$ 589
Statoil's quoted market value	$ 1,565